Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
December 31, 2012	Cost	Accumulated depreciation	Net book value
Computer hardware	1,193,605	1,132,519	61,086
Computer software	525,623	510,626	14,997
Furniture and fixtures	316,870	231,880	84,990
Leasehold improvements	38,374	37,013	1,361
	$2,074,472	$1,912,038	$162,434

December 31, 2011	Cost	Accumulated depreciation	Net book value
Computer hardware	$1,183,836	$1,108,432	$75,404
Computer software	525,623	504,198	21,425
Furniture and fixtures	316,870	210,633	106,237
Leasehold improvements	38,374	34,139	4,235
	$2,064,703	$1,857,402	$207,301